--------------------------------------------------------------------------------

                      DFA Investment Dimensions Group Inc.
                      The Emerging Markets Value Portfolio
                                      and
                  Dimensional Emerging Markets Value Fund Inc.

                                 Annual Report

                          Year Ended November 30, 1999

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. -- THE EMERGING MARKETS VALUE
 PORTFOLIO
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of the Independent Accountants...............................       8

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-19
    Statement of Assets and Liabilities.................................      20
    Statement of Operations.............................................      21
    Statements of Changes in Net Assets.................................      22
    Financial Highlights................................................      23
    Notes to Financial Statements.......................................   24-26
    Report of the Independent Accountants...............................      27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX
APRIL 1998-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                   EMERGING MARKETS       MSCI EMERGING
                    VALUE PORTFOLIO  MARKETS FREE INDEX
                             $9,950             $10,000
Apr-98                       $9,592              $9,872
May-98                       $8,447              $8,489
Jun-98                       $7,681              $7,581
Jul-98                       $8,009              $7,795
Aug-98                       $5,930              $5,512
Sep-98                       $5,900              $5,846
Oct-98                       $7,164              $6,454
Nov-98                       $8,329              $6,984
Dec-98                       $8,617              $6,857
Jan-99                       $8,493              $6,741
Feb-99                       $8,565              $6,802
Mar-99                       $9,517              $7,677
Apr-99                      $11,910              $8,615
May-99                      $11,899              $8,539
Jun-99                      $13,348              $9,490
Jul-99                      $13,059              $9,218
Aug-99                      $13,172              $9,295
Sep-99                      $12,748              $8,969
Oct-99                      $13,308              $9,152
Nov-99                      $14,157              $9,969

         ANNUALIZED              ONE      FROM
         TOTAL RETURN (%)       YEAR   APRIL 1998
         ----------------------------------------
                                69.13    23.19

- THE PORTFOLIO INVESTS IN THE DIMENSIONAL EMERGING MARKETS VALUE FUND INC. WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

- THE PORTFOLIO'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in the Dimensional Emerging Markets Value Fund
  Inc. (2,087,878 Shares, Cost $29,290++)...................         $   43,595
Receivable for Fund Shares Sold.............................                 32
Prepaid Expenses and Other Assets...........................                 33
                                                                     ----------
    Total Assets............................................             43,660
                                                                     ----------
LIABILITIES:
Payable for Fund Share Redeemed.............................                 32
Accrued Expenses and Other Liabilities......................                 20
                                                                     ----------
    Total Liabilities.......................................                 52
                                                                     ----------
NET ASSETS..................................................         $   43,608
                                                                     ==========
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................          3,190,302
                                                                     ==========
NET ASSET VALUE.............................................         $    13.67
                                                                     ==========
PUBLIC OFFERING PRICE PER SHARE.............................         $    13.74
                                                                     ==========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................         $   27,634
Undistributed Net Investment Income.........................                177
Undistributed Net Realized Gain of Investment Securities....              1,492
Unrealized Appreciation of Investment Securities............             14,305
                                                                     ----------
    Total Net Assets........................................         $   43,608
                                                                     ==========

--------------

++ The cost for federal income tax purposes is $29,535.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                               FOR THE YEAR ENDED
                               NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from Dimensional Emerging
     Markets Value Fund Inc. ...............................         $   722
                                                                     -------

EXPENSES
    Administrative Fee......................................             121
    Accounting & Transfer Agent Fees........................              19
    Legal Fees..............................................               1
    Audit Fees..............................................               1
    Filing Fees.............................................               5
    Shareholders' Reports...................................               2
    Directors Fees and Expenses.............................              --
    Other...................................................               9
                                                                     -------
        Total Expenses......................................             158
                                                                     -------
    NET INVESTMENT INCOME...................................             564
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received From Dimensional
  Emerging Markets Value Fund...............................           1,619

Net Realized Loss on Investment Securities..................             (72)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          13,035
                                                                     -------

    NET INCOME ON INVESTMENT SECURITIES.....................          14,582
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $15,146
                                                                     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE
                                                   FOR THE            PERIOD
                                                 YEAR ENDED      APRIL 2, 1998 TO
                                                NOV. 30, 1999     NOV. 30, 1998
                                               ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income....................  $          564      $         83
    Capital Gain Distributions Received from
      Dimensional Emerging Market Value Fund
      Inc....................................           1,619                --
    Net Realized Loss on Investment
      Securities.............................             (72)              (55)
    Change in Unrealized Appreciation
      (Depreciation) of Investment
      Securities.............................          13,035             1,270
                                               --------------      ------------
        Net Increase in Net Assets Resulting
          from Operations....................          15,146             1,298
                                               --------------      ------------
Distributions From:
    Net Investment Income....................            (470)               --
    Net Realized Gains.......................              --                --
                                               --------------      ------------
        Total Distributions..................            (470)               --
                                               --------------      ------------
Capital Share Transactions (1):
    Shares Issued............................          25,808            10,040
    Shares Issued in Lieu of Cash
      Distributions..........................             470                --
    Shares Redeemed..........................          (8,315)             (369)
                                               --------------      ------------
        Net Increase from Capital Share
          Transactions.......................          17,963             9,671
                                               --------------      ------------
        Total Increase.......................          32,639            10,969
NET ASSETS
    Beginning of Period......................          10,969                --
                                               --------------      ------------
    End of Period............................  $       43,608      $     10,969
                                               ==============      ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................           2,548             1,364
    Shares Issued in Lieu of Cash
      Distributions..........................              57                --
    Shares Redeemed..........................            (726)              (53)
                                               --------------      ------------
                                                        1,879             1,311
                                               ==============      ============

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      THE EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 FOR THE       APRIL 2, 1998
                                                                YEAR ENDED           TO
                                                              NOV. 30, 1999    NOV. 30, 1998
                                                              --------------  ----------------
Net Asset Value, Beginning of Period........................     $  8.37          $ 10.00
                                                                 -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................        0.33             0.06
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................        5.30            (1.69)
                                                                 -------          -------
  Total from Investment Operations..........................        5.63            (1.63)
                                                                 -------          -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................       (0.33)              --
  Net Realized Gains........................................          --               --
                                                                 -------          -------
  Total Distributions.......................................       (0.33)              --
                                                                 -------          -------
Net Asset Value, End of Period..............................     $ 13.67          $  8.37
                                                                 =======          =======
Total Return................................................       69.99%          (16.30)% #

Net Assets, End of Period (thousands).......................     $43,608          $10,969
Ratio of Expenses to Average Net Assets (1).................        1.05%            1.96%*
Ratio of Net Investment Income to Average Net Assets........        1.87%            3.24%*
Portfolio Turnover Rate.....................................         N/A              N/A
Portfolio Turnover Rate of Master Fund Series...............       17.92%           34.84%(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(b)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-four portfolios, one of which, The Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining thirty-eight portfolios, thirty-two are presented within four separate reports and the remaining five portfolios have not yet commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 1999, the Portfolio owned 12 % of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The component of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned, and accrues for taxes on capital gains throughout the holding period of the underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index
(CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................         $14,060
Gross Unrealized Depreciation...........................              --
                                                                 -------
Net.....................................................         $14,060
                                                                 =======

E. LINE OF CREDIT:

    The Group, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1999.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Value Portfolio (constituting a portfolio within the DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") at November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX
MARCH 1993-NOVEMBER 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                      DIMENSIONAL EMERGING       MSCI EMERGING
                   MARKETS VALUE FUND INC.  MARKETS FREE INDEX
                                    $9,950             $10,000
Mar-93                             $10,151             $10,313
Apr-93                             $10,774             $10,493
May-93                             $10,985             $10,751
Jun-93                             $11,628             $11,044
Jul-93                             $11,494             $11,306
Aug-93                             $12,496             $12,246
Sep-93                             $12,943             $12,681
Oct-93                             $13,789             $13,811
Nov-93                             $14,597             $14,415
Dec-93                             $16,529             $16,784
Jan-94                             $17,362             $17,080
Feb-94                             $16,308             $16,766
Mar-94                             $14,671             $15,223
Apr-94                             $14,359             $14,885
May-94                             $14,998             $15,361
Jun-94                             $14,249             $14,911
Jul-94                             $15,500             $15,830
Aug-94                             $17,218             $17,775
Sep-94                             $17,518             $17,960
Oct-94                             $17,565             $17,612
Nov-94                             $16,650             $16,677
Dec-94                             $15,391             $15,326
Jan-95                             $14,008             $13,686
Feb-95                             $13,533             $13,322
Mar-95                             $13,939             $13,374
Apr-95                             $14,813             $13,949
May-95                             $16,238             $14,653
Jun-95                             $16,069             $14,667
Jul-95                             $16,480             $14,973
Aug-95                             $15,913             $14,600
Sep-95                             $15,582             $14,511
Oct-95                             $15,079             $13,942
Nov-95                             $14,692             $13,682
Dec-95                             $15,193             $14,262
Jan-96                             $16,601             $15,262
Feb-96                             $16,153             $14,994
Mar-96                             $16,230             $15,083
Apr-96                             $16,769             $15,632
May-96                             $16,885             $15,524
Jun-96                             $17,059             $15,588
Jul-96                             $15,685             $14,495
Aug-96                             $16,197             $14,844
Sep-96                             $16,571             $14,953
Oct-96                             $16,177             $14,543
Nov-96                             $16,321             $14,768
Dec-96                             $16,500             $14,817
Jan-97                             $18,459             $15,814
Feb-97                             $18,915             $16,480
Mar-97                             $18,391             $16,007
Apr-97                             $18,198             $15,980
May-97                             $19,470             $16,394
Jun-97                             $20,256             $17,236
Jul-97                             $20,641             $17,459
Aug-97                             $18,486             $15,217
Sep-97                             $19,590             $15,614
Oct-97                             $17,147             $13,039
Nov-97                             $16,672             $12,556
Dec-97                             $17,317             $12,829
Jan-98                             $16,252             $11,813
Feb-98                             $17,508             $13,040
Mar-98                             $18,317             $13,561
Apr-98                             $18,083             $13,388
May-98                             $16,048             $11,512
Jun-98                             $14,663             $10,281
Jul-98                             $15,238             $10,570
Aug-98                             $11,266              $7,475
Sep-98                             $11,223              $7,928
Oct-98                             $13,629              $8,753
Nov-98                             $15,868              $9,471
Dec-98                             $16,505              $9,299
Jan-99                             $16,272              $9,142
Feb-99                             $16,426              $9,224
Mar-99                             $18,263             $10,411
Apr-99                             $22,854             $11,684
May-99                             $22,854             $11,580
Jun-99                             $25,636             $12,870
Jul-99                             $25,092             $12,500
Aug-99                             $25,313             $12,605
Sep-99                             $24,523             $12,163
Oct-99                             $25,597             $12,411
Nov-99                             $27,243             $13,519

         ANNUALIZED              ONE     FIVE       FROM
         TOTAL RETURN (%)       YEAR    YEARS    MARCH 1993
         --------------------------------------------------
                                70.83   10.24      16.01

- THE FUND PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, PORTUGAL, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

- THE FUND'S RETURNS IN FISCAL 1999 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1999

                                                               SHARES        VALUE+
                                                               ------        ------
GREECE -- (12.0%)
COMMON STOCKS -- (11.8%)
 Aegek.................................................        71,330  $  1,499,016
 Aktor S.A.............................................        55,000     1,482,707
 Alcatel Cables Hellas S.A.............................        11,490       568,463
 Alfa-Beta Vassilopoulos S.A...........................        20,130       691,288
 Alpha Credit Bank.....................................        45,544     3,655,462
 Alpha Leasing.........................................        30,900     1,599,761
 Alte Technological Company............................        42,400     1,068,345
 Aluminum of Attica S.A................................        82,000     1,572,527
 Attica Enterprises S.A. Holdings......................       187,080     3,547,544
 Delta Dairy S.A.......................................        35,250     1,644,632
 Edrassi C. Psallidas S.A..............................        10,710       314,971
 *Etba Leasing S.A.....................................        28,633     1,030,658
 General Hellenic Bank.................................        15,990     1,836,427
 Hellas Can Packaging Manufacturers S.A................        19,250     1,020,203
 Hellenic Cables S.A...................................        19,790       497,129
 *Hellenic Sugar Industry S.A..........................        63,480     1,833,827
 Hellenic Technodomiki S.A.............................        43,600     1,723,003
 Klonatex S.A..........................................        62,800     2,602,959
 Lavipharm S.A.........................................        53,900       717,445
 Light Metals Industry.................................        21,900       602,463
 *M.Travlos Br. Com. & Constr. Co. S.A.................        13,700       197,255
 Maillis (M.J.) S.A....................................        72,400     2,606,071
 Michaniki S.A.........................................        81,670     1,673,780
 National Investment Bank for Industrial Development...         7,440     2,627,464
 *Petzetakis S.A.......................................        22,724       459,450
 Selected Textile Industry Assoc. S.A..................        67,700       998,607
 Shelman...............................................        39,170     1,557,536
 Silver & Baryte Ores Mining Co. S.A...................        30,842     1,284,965
 Strintzis Shipping Lines S.A..........................        44,650       600,476
 *Teletypos S.A. New Shares............................        11,250       305,349
 Tiletipos S.A.........................................        45,000     1,226,909
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,773,027)...................................                  43,046,692
                                                                       ------------
RIGHTS/WARRANTS -- (0.2%)
 *Egnatia Bank SA Rights 12/17/99......................         2,906         2,315
 *Hellenic Technodomiki S.A. Rights 12/20/99...........        43,600       193,337
 *Lavipharm S.A. Rights 12/27/99.......................        53,900       222,911
 *Petzetakis S.A. Rights 12/20/99......................        17,480       209,912
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     628,475
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Egnatia Bank S.A.....................................         2,906        52,524
                                                                       ------------
TOTAL -- GREECE
  (Cost $13,811,566)...................................                  43,727,691
                                                                       ------------
SOUTH KOREA -- (10.5%)
COMMON STOCKS -- (10.4%)
 *A-Nam Industrial Co., Ltd............................        24,159       331,359
 Asia Cement Manufacturing Co., Ltd....................         5,730        82,546
 BYC Co., Ltd..........................................           810        67,986
 *Bank of Che Ju.......................................         2,250         5,454
                                                               SHARES        VALUE+
                                                               ------        ------

 *Bank of Pusan........................................        60,732  $    153,500
 Boo Kook Securities Co., Ltd..........................        17,385       164,964
 *Boram Securities Co., Ltd............................        25,025       209,180
 *Byuck San Engineering and Construction Co., Ltd......           730         2,645
 *Cheil Industrial, Inc................................        65,114       421,830
 Chon Bang Co., Ltd....................................         2,520        55,432
 *Choongnam Spinning Co., Ltd..........................        11,910        17,517
 *Chosun Brewery Co., Ltd..............................        14,090       401,096
 *Daegu Bank Co., Ltd..................................       148,102       508,472
 Daehan Synthetic Fiber Co., Ltd.......................         2,000        79,879
 Daelim Industrial Co., Ltd............................        69,398       796,199
 Daewoo Corp...........................................       195,720       123,248
 *Daewoo Electronic Components Co., Ltd................        11,310        31,318
 *Daewoo Electronics Co., Ltd..........................        85,420        83,265
 Daewoo Securities Co., Ltd............................        86,025     1,409,942
 *Daewoo Telecom Co., Ltd..............................        55,667        52,342
 *Daeyu Securities Co., Ltd............................        11,540       228,958
 Daishin Securities Co., Ltd...........................        55,991     1,004,626
 *Dong Sung Co., Ltd...................................        12,880         6,000
 *Dong-Ah Construction Industrial Co., Ltd.............        19,596        76,068
 Dongbu Steel Co., Ltd.................................        21,798        99,283
 Dong-Il Corp..........................................         4,205        64,929
 *Dongkuk Steel Mill Co., Ltd..........................       100,336       360,058
 Dongwon Securities Co., Ltd...........................        53,520     1,505,070
 Doosan Construction & Engineering Co., Ltd............        10,271        44,655
 *Han Il Cement Manufacturing Co., Ltd.................         9,505       186,123
 *Han Kook Titanium Industry Co., Ltd..................         2,016         6,087
 *Hana Bank............................................        17,632       141,756
 *Hanil Securities Co., Ltd............................        42,349       284,579
 *Hanjin Shipping Co., Ltd.............................        74,836       504,824
 Hankook Cosmetics.....................................        30,000        50,205
 Hansol Chemical Co., Ltd..............................        11,762        81,170
 Hansol Paper Co., Ltd.................................        45,534       667,740
 *Hanwha Chemical Corp.................................       157,798     1,331,261
 Hyundai Cement Co., Ltd...............................         4,321        41,374
 *Hyundai Engineering & Construction Co., Ltd..........       174,893       950,464
 Il Yang Pharmaceutical Co., Ltd.......................         5,930        75,196
 Inchon Iron & Steel Co., Ltd..........................       109,566       626,631
 *Jinro, Ltd...........................................         9,213        34,968
 *Keang Nam Enterprises Co., Ltd.......................        12,950        16,701
 *Keumkang Co., Ltd....................................         9,000       427,000
 *Kohap Co., Ltd.......................................         8,303        34,379
 *Kolon Industries, Inc................................        21,199       208,470
 *Kolon International Corp.............................        27,215       197,202
 Kookmin Bank..........................................       151,206     2,517,382
 *Korea Chemical Co., Ltd..............................         6,000       377,830
 Korea Electronics Co., Ltd............................         5,170       120,414
 *Korea Exchange Bank..................................       622,136     2,549,188
 *Korea Express Co., Ltd...............................        34,969       355,949
 *Korea First Bank Securities..........................        23,720       193,361
 *Korea Industrial Leasing Co., Ltd....................        11,973        95,020
 *Korea Iron & Steel Co., Ltd..........................        10,440        45,209
 Korea Komho Petrochemical.............................        36,510       181,408

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Korea Merchant Banking Co.............................         7,256  $     33,111
 Korean Air............................................       105,960     1,448,752
 Korean French Banking Corp............................        13,000        62,351
 *Kuk Dong Engineering & Construction Co., Ltd.........           730         2,676
 *Kumho Tire Co., Ltd..................................        47,568       199,833
 *Kwangju Bank.........................................        53,508       116,778
 *Kyong Nam Bank.......................................        44,100       106,517
 Kyungwon-Century Co., Ltd.............................         5,740        30,155
 *LG Construction, Ltd.................................        65,802       493,834
 *LG Industrial Systems, Ltd...........................       161,568       629,965
 LG International Corp.................................        55,429       329,920
 LG Securities Co., Ltd................................         8,501       200,929
 *Namkwang Engineering & Construction Co., Ltd.........           311           749
 *Orient Co., Ltd......................................         1,120        14,492
 *Oriental Chemical Industries Co., Ltd................        16,840       230,973
 Orion Electric Co., Ltd...............................        30,153       117,049
 *Pang Rim Spinning....................................         2,330        18,089
 *Peeres Cosmetics.....................................         1,060         3,658
 SK Corp., Ltd.........................................       141,559     3,565,687
 Saehan Industries, Inc................................        15,090       123,662
 Saehan Media Corp.....................................         9,020        37,115
 Sam Yang Corp.........................................        14,580       154,698
 Sambu Construction Co., Ltd...........................         8,670        52,727
 Samwhan Corp. Co., Ltd................................         9,100        46,864
 *Se Poong Corp........................................         6,810         7,049
 Seah Steel Corp.......................................         8,840       107,521
 *Shin Poong Paper Manufacturing Co., Ltd..............         2,600        47,099
 *Shin Sung Corp.......................................         6,290        12,371
 Shin Young Securities Co., Ltd........................        13,880       270,596
 Shin Young Wacoal, Inc................................           210        10,054
 *Shindongbang Corp....................................         4,535        25,937
 Shinhan Bank Co., Ltd.................................       249,744     2,908,384
 Shinil Engineering Co., Ltd...........................         4,260        20,726
 Shinsegae Department Store............................        16,800     1,036,187
 *Shinsegai Department Store New Shares................         2,933       180,268
 *Shinsung Tongsang Co., Ltd...........................         9,984         6,545
 *Ssang Bang Wool Co., Ltd.............................           390         3,903
 *Ssangyong Cement Industry Co., Ltd...................       144,832       482,253
 *Ssangyong Corp.......................................        19,090        50,473
 *Ssangyong Heavy Industy Co., Ltd.....................         9,469        22,015
 *Sunkyong Industries, Ltd.............................        21,228       239,885
 *Sunkyong, Ltd........................................        71,038     1,099,963
 *Tai Han Electric Wire Co.............................        20,634       252,752
 *Tai Han Electric Wire Co., Ltd. (New Shares).........             3             0
 Taihan Sugar Industrial Co., Ltd......................         3,881        73,653
 *Tong Yang Cement Corp................................        19,290        85,530
 *Tong Yang Merchant Bank..............................        30,159        98,731
 *Tong Yang Securities Co., Ltd........................        22,280       167,208
 *Tongkook Corp........................................         7,400         8,618
 Tongyang Confectionery Co.............................         3,300        99,633
 Trigem Computer, Inc..................................        16,825     1,669,075
 Union Steel Manufacturing Co., Ltd....................         3,000       196,161
 *Youngchang Akki Co., Ltd.............................         3,200        22,056
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,112,579)...................................                  37,914,942
                                                                       ------------
                                                               SHARES        VALUE+
                                                               ------        ------
RIGHTS/WARRANTS -- (0.1%)
 *Doosan Construction & Engineering Co., Ltd. Rights
   12/17/99............................................         8,261  $        285
 *Kumho Industrial Co., Ltd. Rights 12/06/99...........        12,036             0
 *LG International Corp. Rights 12/08/99...............        17,505        18,120
 *SK Corp., Ltd. Rights 12/08/99.......................        34,503       348,230
 *Saehan Media Corp. Rights 12/09/99...................        14,498             0
 *Young Chang Akki Co., Ltd. Rights 12/13/99...........         2,679         2,750
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     369,385
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won (Cost $3).................................                           2
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $23,112,582)...................................                  38,284,329
                                                                       ------------
MALAYSIA -- (10.4%)
COMMON STOCKS -- (10.4%)
 AMMB Holdings Berhad..................................       527,200     1,130,705
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...        31,000         5,547
 *Advance Synergy Berhad...............................        81,000        18,971
 Affin Holdings Berhad.................................       667,000       524,824
 Amsteel Corp. Berhad..................................       198,000        36,474
 Ancom Berhad..........................................       115,000        63,553
 Antah Holding Berhad..................................       306,000        85,358
 *Aokam Perdana Berhad.................................         1,066         5,176
 *Apm Automotive Holding Berhad........................        99,750        29,820
 *Arab Malaysia Corp. Berhad...........................       205,000       110,592
 *Arab Malaysia Finance Berhad.........................       429,000       458,353
 Arab Malaysian Development Berhad.....................       309,000        54,482
 *Asas Dunia Berhad....................................       122,000        62,284
 *Asia Pacific Land Berhad.............................       700,000       135,395
 Asiatic Development Berhad............................       117,000        38,179
 Austral Enterprises Berhad............................       169,000       171,668
 Ayer Hitam Planting Syndicate Berhad..................         9,000        40,500
 Bandar Raya Developments Berhad.......................       568,000       269,053
 Batu Kawan Berhad.....................................       154,000       170,211
 Berjaya Capital Berhad................................       163,000        71,205
 Berjaya Land Berhad...................................        74,000        30,963
 Berjaya Singer Berhad.................................        32,400        15,177
 Bolton Properties Berhad..............................       145,000        99,974
 Boustead Holdings Berhad..............................       293,000       239,026
 Cahya Mata Sarawak Berhad.............................       460,000       399,474
 Chin Teck Plantations Berhad..........................        54,000        87,040
 Cold Storage (Malaysia) Berhad........................        80,000        35,790
 Commerce Asset Holding Berhad.........................     1,122,200     2,451,121
 Cycle & Carriage Bintang Berhad.......................        95,000       190,000
 DCB Sakura Merchant New Shares........................         6,150         3,965
 DMIB Berhad...........................................        24,000         6,695
 DNP Holdings Berhad...................................       166,000        46,742
 *Damansara Realty Berhad..............................       391,000        38,586
 Datuk Keramik Holdings Berhad.........................       127,000        70,184
 Diversified Resources Berhad..........................       167,000        94,926
 Edaran Otomobil Nasional Berhad.......................       264,000       910,105
 *Faber Group Berhad...................................       340,600        47,057

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Far East Holdings Berhad..............................        54,000  $     34,105
 Gadek (Malaysia) Berhad...............................        82,000        63,011
 *General Corp. Berhad.................................       178,000        42,626
 Genting Berhad........................................       112,500       390,789
 Gold Coin (Malaysia) Berhad...........................        40,000        48,211
 Golden Hope Plantations Berhad........................       159,000       135,568
 *Golden Plus Holdings Berhad..........................        77,000        21,884
 Guiness Anchor Berhad.................................        35,000        35,921
 *Gula Perak Berhad....................................       250,000        77,632
 Guthrie Ropel Berhad..................................       148,000       122,295
 *HLG Capital Berhad...................................        30,000        15,789
 Hap Seng Consolidated Berhad..........................       179,000       101,747
 Hicom Holdings Berhad.................................     1,216,000       745,600
 Highlands and Lowlands Berhad.........................        99,000        58,097
 Hock Hua Bank Berhad (Foreign)........................        94,000       181,816
 Hong Leong Bank Berhad................................       831,000     1,049,684
 Hong Leong Credit Berhad..............................       522,447       648,934
 Hong Leong Industries Berhad..........................       261,000       408,671
 Hong Leong Properties Berhad..........................       546,000       163,800
 Hume Industries (Malaysia) Berhad.....................       289,000       231,200
 Hwang-DBS (Malaysia) Berhad...........................       193,000       186,905
 IGB Corp. Berhad......................................       555,000       169,421
 IJM Corp. Berhad......................................       511,000       379,216
 *Idris Hydraulic (Malaysia) Berhad....................       484,000        84,700
 *Innovest Berhad......................................       228,000        43,800
 *Insas Berhad.........................................       664,000       156,389
 *Intria Berhad........................................       910,000       149,671
 Island & Peninsular Berhad............................       269,000       212,368
 *Johan Holdings Berhad................................        73,000        16,041
 Johor Port Berhad.....................................       323,000       136,000
 Johore Tenggara Oil Palm Berhad.......................        97,000        33,439
 *Kamunting Corp. Berhad...............................       802,000       232,158
 Keck Seng (Malaysia) Berhad...........................       188,000        87,074
 Kelang Container Terminal Berhad......................        30,000        28,105
 *Kretam Holdings Berhad...............................        25,000        10,395
 Kuala Lumpur Kepong Berhad............................       117,000       153,947
 Kuala Sidim Berhad....................................       145,000       183,158
 Kulim Malaysia Berhad.................................       181,000       116,697
 *Land - General Berhad................................       266,000       114,100
 Landmarks Berhad......................................       244,000        74,484
 *Larut Consolidated Berhad............................       110,000        31,842
 *Leader Universal Holdings Berhad.....................       427,333       130,449
 *Lien Hoe Corp. Berhad................................       211,000        34,426
 Lingui Development Berhad.............................       570,000       585,000
 Lion Land Berhad......................................       462,375       102,209
 *MBF Holdings Berhad..................................       837,000        45,154
 *MBF Land Berhad......................................       455,000        77,230
 MUI Properties Berhad.................................       724,000       133,368
 Magnum Corp. Berhad...................................       240,000       175,579
 Malayan Banking Berhad................................     1,342,000     4,591,053
 Malayan Cement Berhad.................................        67,500        18,118
 *Malayan United Industries Berhad.....................       291,200        70,501
 Malayawata Steel Berhad...............................        92,000        31,232
 Malaysia Building Society Berhad......................       263,000       107,276
 *Malaysia Industrial Development Finance Berhad.......       743,000       260,050
 Malaysia Mining Corp. Berhad..........................     1,204,000       548,137
 Malaysian Airlines System.............................     1,003,000       860,468
 *Malaysian Helicopter Services Berhad.................       676,000       218,811
 Malaysian Mosaics Berhad..............................       286,000       116,658
 Malaysian Oxygen Berhad...............................        23,000        47,211
 *Malaysian Plantations Berhad.........................       170,000       103,789
                                                               SHARES        VALUE+
                                                               ------        ------

 *Malaysian Resources Corp. Berhad.....................     1,126,333  $    741,009
 Maruichi Malaysia Steel Tube Berhad...................        92,000       102,168
 Matsushita Electric Co. (Malaysia) Berhad.............         6,000        20,842
 Metroplex Berhad......................................       817,000       207,475
 *Mulpha International Berhad..........................     1,069,000       227,866
 Nestle (Malaysia) Berhad..............................        38,000       147,000
 *New Straits Times Press (Malaysia) Berhad............       154,000       322,184
 Nylex (Malaysia) Berhad...............................       219,500       116,104
 OSK Holdings..........................................       317,000       323,674
 *Olympia Industries Berhad............................       122,000        21,511
 Oriental Holdings Berhad..............................        53,760       114,594
 PJ Development Holdings Berhad........................       136,000        37,579
 Pan Pacific Asia Berhad...............................       100,000        46,842
 Peladang Kimia Berhad.................................        25,000        13,816
 Perlis Plantations Berhad.............................       529,000       562,411
 Pernas International Holdings Berhad..................       757,000       252,997
 Perusahaan Otomobil Nasional Berhad...................       781,000     1,346,197
 Pilecon Engineering Berhad............................       105,000        34,539
 Prime Utilities Berhad................................        46,000        54,474
 *Promet Berhad........................................       140,000        10,684
 Public Finance Berhad.................................       386,000       404,284
 *RHB Capital Berhad...................................       123,000       111,347
 RJ Reynolds Berhad....................................        43,000        45,716
 Resorts World Berhad..................................       174,000       467,053
 Road Builders (Malaysia) Holdings Berhad..............       162,000       191,842
 Rothmans of Pall Mall Malaysia Berhad.................        46,000       326,842
 SCB Developments Berhad...............................        58,000        35,105
 SP Settia Berhad......................................        74,000       125,605
 Sarawak Enterprise Corp. Berhad.......................     1,510,000       909,974
 Sarawak Oil Palms Berhad..............................        93,000        56,779
 Selangor Dredging Berhad..............................        84,000        16,911
 Selangor Properties Berhad............................       402,000       198,884
 Shell Refining Co. Federation of Malaysia Berhad......        48,000        49,011
 *Silverstone Berhad...................................         6,930             0
 Sime Darby Berhad (Malaysia)..........................       355,980       419,682
 Sime UEP Properties Berhad............................        66,000        85,105
 *Sistem Television Malaysia Berhad....................       166,000        81,689
 Southern Bank Berhad (Foreign)........................       249,000       218,858
 *Southern Steel Berhad................................       330,000       128,526
 *Sungei Way Holdings Berhad...........................       394,000       238,474
 *Sunway City Berhad...................................       294,000       135,395
 Ta Enterprise Berhad..................................       752,000       304,758
 Talam Corp. Berhad....................................       152,000        48,000
 Tan & Tan Developments Berhad.........................       374,000       137,789
 *Tan Chong Motor Holdings Berhad......................       665,000       285,250
 Telekom Malaysia Berhad...............................       487,500     1,539,474
 Tenaga Nasional Berhad................................       502,000     1,109,684
 *Time Engineering Berhad..............................       582,000       151,626
 *Tongkah Holdings Berhad..............................        84,000        37,579
 Tractors Malaysia Holdings Berhad.....................       214,000       123,895
 Tradewinds (Malaysia) Berhad..........................       189,000       114,892
 Tronoh Mines Malaysia Berhad..........................        32,000        49,684
 UMW Holdings Berhad...................................       380,666       666,166
 *United Engineering (Malaysia) Berhad.................        87,000       133,934
 United Malacca Rubber Estates Berhad..................       102,000       133,137

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *United Merchant Group Berhad.........................       307,000  $    131,687
 *Warisan TC Holdings Berhad...........................        33,250         8,750
 Yeo Hiap Seng (Malaysia) Berhad.......................        59,000        37,263
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,738,897)...................................                  37,647,800
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *IGB Corp. Berhad Rights 11/19/99.....................       138,750         6,572
 *United Engineering (Malaysia) Berhad Warrants
   10/28/02............................................        17,400             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       6,572
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $25,738,897)...................................                  37,654,372
                                                                       ------------
TURKEY -- (9.5%)
COMMON STOCKS -- (9.5%)
 Adana Cimento Sanayi Ticaret A.S......................    47,176,020       127,481
 Akbank................................................   191,620,158     3,032,842
 Akcansa Cimento Sanayi ve Ticaret A.S.................    23,360,000       351,692
 *Aksa.................................................    11,030,729       335,335
 Alarko Sanayii ve Ticaret A.S.........................     1,716,999       150,791
 *Alternatifbank A.S...................................    20,249,555       107,484
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     2,607,000        43,275
 *Anadolu Anonim Turk Sigorta Sirketi..................     7,800,000        70,007
 *Anadolu Biracilik ve Malt Gida Sanayi A.S............     1,860,000        24,413
 *Anadolu Gida Sanayi A.S..............................     4,200,000        48,640
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................     3,811,000       134,245
 Arcelik A.S...........................................    44,367,115     2,076,671
 *Aygaz................................................     6,209,280       683,142
 *Bagfas Bandirma Gubre Fabrik.........................     1,228,000        40,294
 Bati Cimento A.S......................................     2,333,332        51,793
 *Bekoteknik Sanayi A.S................................    11,777,305       188,677
 Bolu Cimento Sanayi A.S...............................    19,066,900       130,648
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............    19,422,000        78,724
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     9,261,000       339,630
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    18,720,000       325,194
 *Cimentas A.S.........................................     3,370,360        97,580
 *Dardanel Onentas.....................................     9,633,000        16,362
 *Doktas...............................................     4,800,000        59,295
 *Eczacibasi Ilac......................................    15,126,480       207,296
 *Eczacibasi Yapi Gere.................................     2,600,000        66,494
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    62,669,500     1,753,957
 *Es Kisehir Bankasi Esbank............................    20,109,361        47,548
 *Finansbank...........................................    82,224,600       345,188
 Goltas Cimento........................................     3,884,000        56,226
 *Good Year Lastikleri A.S.............................     9,839,812       138,645
 *Gubre Fabrikalari Ticaret A.S........................     3,249,000        57,694
 *Gunes Sigorta A.S....................................     6,140,000        24,888
 Hurriyet Gazette......................................    47,555,850       605,819
 *Ihlas Finans Kurumu..................................    13,500,000        54,069
 *Ihlas Holding........................................     5,876,000       300,554
 *Izmir Demir Celik....................................    31,979,017       106,475
 Kartonsan.............................................     1,000,000        41,499
                                                               SHARES        VALUE+
                                                               ------        ------

 Kordsa Kord Bezi Sanayi ve Ticaret A.S................    13,820,000  $    286,755
 *Medya Holdings A.S. Series C.........................    33,508,000       160,073
 *Milliyet Gazetecilik A.S.............................    22,195,000       152,082
 *Milpa Ticari ve Sinai Urunler Pazarlama..............    12,316,800       152,150
 *Net Holding A.S......................................    13,481,250        34,478
 *Net Turizm...........................................     5,355,000        29,458
 Netas Northern Electric Telekomunikasyon A.S..........     6,718,400       389,029
 *Otosan Otomobil A.S..................................    17,950,000       407,096
 Peg Profilo A.S.......................................     2,024,497       107,459
 *Pinar Entergre et ve Yem Sanayi A.S..................     4,777,000        42,414
 *Pinar Su Sanayi ve Ticaret A.S.......................     4,477,000        80,365
 *Raks Elektroniks A.S.................................     5,859,000         8,369
 *Sabah Yayincilik A.S.................................    15,969,000        52,399
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     4,313,931        77,437
 *Sasa Suni ve Sentetik Elyat Sanayi A.S...............    19,467,000       469,682
 *Sistemieri Sanayi ve Ticaret A.S.....................        31,000        40,090
 T. Tuborg Bira ve Malt Sanayi A.S.....................     4,687,500        41,619
 *Tat Konserve.........................................     7,777,758        90,074
 Tekstil Bankasi A.S...................................    21,579,978        89,554
 *Ticaret ve Sanayi A.S................................     3,900,000        38,391
 Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S....     1,437,000        27,736
 *Tofas Turk Otomobil Fabrikasi A.S....................    82,554,589       517,868
 *Trakya Cam Sanayii A.S...............................    26,840,410       502,523
 *Turk Demir Dokum.....................................    18,599,884       172,324
 *Turk Dis Ticaret Bankasi A.S.........................    53,950,000       226,488
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     1,260,000        81,472
 Turk Sise Cam.........................................    46,503,198       610,361
 *Turkiye Garanti Bankasi A.S..........................   301,893,784     3,263,149
 Turkiye Is Bankasi A.S. Series C......................   215,600,000     5,097,762
 *USAS (Ucak Servisi A.S.).............................        30,000        29,532
 *Unye Cimento Sanayi ve Ticaret A.S...................     3,100,000        20,344
 *Uzel Makina Sanayi A.S...............................     3,105,000       200,771
 Yapi ve Kredi Bankasi A.S.............................   460,763,456     8,448,826
 Yasas A.S.............................................     3,053,750        32,418
 Yatak ve Vorgan Sanayi ve Ticaret Yatas...............     2,620,800        31,869
                                                                       ------------
TOTAL -- TURKEY
  (Cost $15,267,939)...................................                  34,332,984
                                                                       ------------
BRAZIL -- (8.3%)
PREFERRED STOCKS -- (5.4%)
 *Acesita SA...........................................   210,800,000        87,787
 Aracruz Celulose SA Series B..........................     1,265,999     2,583,389
 Banco Bradesco SA.....................................   133,883,959       749,217
 Banco do Brasil SA....................................    56,145,862       309,809
 *Banco do Estado de Sao Paulo SA......................    28,280,000       920,089
 Bombril SA............................................    39,700,000       176,076
 *Brasiliero de Petroleo Ipiranga......................    55,200,000       543,089
 Brasmotor SA..........................................     2,745,570       275,156
 COFAP (Cia Fabricadora de Pecas)......................        14,250             0
 *Caemi Mineracao e Metalurgia SA......................     3,800,000       215,616
 *Ceval Alimentos SA...................................    23,500,000        51,869
 Cia Siderurgica Belgo-Mineira.........................     4,972,631       248,501
 Cia Vale do Rio Doce Series A.........................       239,144     5,760,091
 Cimento Portland Itau.................................     2,600,000       332,950

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Companhia Siderurgica de Tubarao Sid Tubarao.........    78,270,000  $  1,111,909
 Confab Industrial SA..................................       166,000       104,560
 Copene-Petroquimica do Nordeste SA Series A...........     2,580,000       621,829
 *Distribuidora de Produtos Petreleo Ipirangi SA.......     4,000,000        53,097
 Duratex SA............................................    10,610,000       331,388
 Embratel Participacoes SA.............................     1,389,166        26,756
 Globex Utilidades SA..................................        20,000       109,318
 IKPC Industrias Klabin de Papel e Celulose SA.........     1,188,531       767,189
 *Inepar Energia SA....................................        15,029             3
 *Inepar SA Industria e Construcoes....................    78,960,001       181,677
 *Inepar-Fem Equipamentos e Montagem SA................        18,636           922
 Investimentos Itau SA.................................     1,088,000       804,244
 Investimentos Itau SA.................................        24,875        18,356
 Lojas Americanas SA...................................     5,788,631         8,739
 *Metalurgica Gerdau SA................................    16,100,000       614,328
 *Mineracao da Trinidade Samitri.......................    19,000,000       474,750
 Multibras Eletrodomesticos SA.........................       427,145       166,766
 *Paranapanema SA......................................     9,588,000        18,218
 Refinaria de Petroleo Ipiranga SA.....................    11,000,000       128,838
 *Ripasa SA Papel e Celulose...........................       140,000        86,725
 Sadia Oeste SA Inclusttia e Comercio Soes.............       308,282       229,485
 *Sao Carlos Empreendimentos e Participacoes SA........     5,788,631        10,547
 *Seara Alimentos......................................    23,500,000         9,664
 *Tele Celular Sul Participacoes SA....................     1,389,166         2,813
 *Tele Centro Oeste Celular Participacoes SA...........     1,389,166         1,916
 Tele Centro-Sul Participacoes.........................     1,389,166        19,308
 Teleleste Celular Participacoes SA....................     1,389,166           853
 Telemig Celular Participacoes SA......................     1,389,166         2,300
 Telenordeste Celular Participacoes SA.................     1,389,166         1,938
 Telenorte Celular Participacoes SA....................     1,389,166           832
 Telenorte Leste Participacoes SA......................     1,389,166        25,310
 Telesp Celular Participacoes..........................     1,389,166        15,902
 Telesp Participacoes SA...............................     1,389,166        24,948
 Telesudeste Celular Participacoes SA..................     1,389,166         5,857
 *Trikem S.A...........................................    48,700,000        73,772
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        41,925       177,651
 Uniao des Industrias Petroquimicas SA Series B........       320,000       153,253
 Unibanco Unias de Bancos Brasileiros SA...............     2,000,000        38,469
 *Usinas Siderurgicas de Minas Gerais SA...............     6,900,000        26,400
 *Vale do Rio Doce Series B............................       239,144             0
 Votorantim Celulose e Papel SA........................    26,200,000       878,193
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $10,170,497)...................................                  19,582,662
                                                                       ------------
COMMON STOCKS -- (2.9%)
 *Embraco .............................................       342,000       137,084
 Embratel Participacoes................................    50,000,000       572,355
 *Gerdau ..............................................    87,500,000     1,730,860
 Lojas Americanas .....................................     9,026,162        12,404
                                                               SHARES        VALUE+
                                                               ------        ------

 *Mannesmann ..........................................       378,000  $     24,596
 *Sao Carlos Empreendimentos e Participacoes ..........     9,026,162        15,365
 Siderurgica Nacional Sid Nacional.....................   117,500,000     4,036,939
 Souza Cruz Industria e Comercio.......................       150,016     1,073,769
 Tele Celular Sul Participacoes........................    50,000,000        78,865
 Tele Centro Oeste Celular Participacoes...............    50,000,000        62,467
 Tele Centro Sul Participacoes ........................    50,000,000       463,298
 Tele Norte-Leste Participacoes........................    50,000,000       729,304
 Tele Sudeste Celular Participacoes....................    50,000,000       131,181
 Teleleste Celular Participacoes.......................    50,000,000        27,850
 Telemig Celular Participacoes.........................    50,000,000        87,714
 Telenordeste Celular Participacoes....................    50,000,000        63,769
 Telenorte Celular Participacoes.......................    50,000,000        43,727
 Telesp Celular Participacoes .........................    50,000,000       345,652
 Telesp Participacoes .................................    50,000,000       590,835
 VSMA (Cia Vidraria Santa Marina)......................       121,000       129,125
 White Martins ........................................       700,000       331,596
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,351,131)....................................                  10,688,755
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acesita SA Rights Open Pay Date
   (Cost $0)...........................................   106,360,696             0
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $15,521,628)...................................                  30,271,417
                                                                       ------------
MEXICO -- (8.0%)
COMMON STOCKS -- (8.0%)
 *Altos Hornos de Mexico S.A...........................       118,000        34,448
 Apasco S.A. de C.V....................................        57,000       379,316
 Cementos de Mexico S.A. de C.V. Series A..............       382,240     1,867,255
 *Cintra S.A. de C.V...................................        85,000        45,936
 *Consorcio Hogar S.A. de C.V. Series B................        27,000        14,305
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       816,000       862,953
 *Desc S.A. de C.V. Series B...........................       295,000       262,584
 El Puerto de Liverpool S.A. Series 1..................        20,000        35,520
 El Puerto de Liverpool S.A. Series C1.................       328,600       564,091
 Empresas ICA Sociedad Controladora S.A. de C.V........       492,000       309,684
 *Empresas la Moderna S.A. de C.V. Series A............       195,885     1,046,160
 Fomento Economico Mexicano B & D......................       488,000     1,825,413
 *Gruma S.A. de C.V. Series B..........................       226,250       237,351
 *Grupo Carso S.A. de C.V. Series A-1..................       271,000     1,257,795
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       266,000       196,181
 Grupo Corvi S.A. de C.V. Series L.....................       284,000        56,577
 Grupo Financiero Bacomer S.A. de C.V. Series O........     4,417,000     1,638,181
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series L............................................        42,607       131,383
 *Grupo Financiero Banamex Accival S.A. de C.V.
   Series O............................................       778,000     2,617,519
 Grupo Financiero Bancomer S.A. de C.V. Series L.......        29,259         9,921

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Grupo Financiero BBV Probursa S.A. de C.V.
   Series B............................................     2,684,000  $    346,984
 *Grupo Financiero del Norte S.A. Series C.............       362,000       514,020
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series B............................................       149,000             0
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................           980             0
 Grupo Financiero Inbursa Series O.....................         9,455        34,866
 *Grupo Financiero Serfin S.A. de C.V. Series B........       290,383        15,078
 *Grupo Gigante S.A. Series B..........................       943,360       465,833
 *Grupo Herdez S.A. de C.V. Series B...................       229,000        84,204
 Grupo Industrial Alfa S.A. Series A...................       421,264     1,825,762
 *Grupo Industrial Maseca S.A. de C.V. Series B........       656,000       310,031
 Grupo Mexico S.A. de C.V. Series B....................       501,000     2,070,470
 *Grupo Posadas S.A. de C.V. Series L..................       316,000       172,114
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................        62,000     1,501,877
 *Grupo Tribasa S.A. de C.V............................       145,000        39,642
 *Hylsamex S.A. de C.V. Series B.......................       206,000       600,297
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................        80,000       107,661
 *Industrias Penoles S.A. de C.V.......................       142,000       437,873
 *Industrias S.A. de C.V. Series B.....................        50,000       130,868
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        63,000       131,514
 Telefonos de Mexico S.A. Series L.....................     1,280,000     5,920,532
 Tubos de Acero de Mexico S.A..........................        54,000       682,082
 Vitro S.A.............................................       233,400       395,719
                                                                       ------------
TOTAL -- MEXICO
  (Cost $23,227,471)...................................                  29,180,000
                                                                       ------------
THAILAND -- (7.8%)
COMMON STOCKS -- (7.5%)
 *Amarin Plaza Public Co., Ltd. (Foreign)..............       118,600        34,216
 *Amarin Plaza Public Co., Ltd. (Foreign)..............       194,700        56,171
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................         4,150        19,156
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......     5,334,000     1,285,794
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        13,000        35,004
 *Bangkok Land Public Co., Ltd. (Foreign)..............       256,400        38,136
 *Bangkok Rubber Public Co., Ltd. (Foreign)............     1,161,200       181,647
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     8,662,000     2,832,168
 Banpu Public Co., Ltd. (Foreign)......................        50,000        41,031
 *Berli Jucker Public Co., Ltd. (Foreign)..............         5,000         5,834
 *Big C Supercenter Public Co., Ltd. (Foreign).........     1,274,800       727,382
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................     4,266,666       437,662
                                                               SHARES        VALUE+
                                                               ------        ------

 Central Pattana Public Co., Ltd. (Foreign)............       395,000  $    324,144
 *Central Plaza Hotel Public Co., Ltd. (Foreign).......       235,500        96,628
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       587,900       433,443
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       351,747       956,152
 *International Cosmetics Public Co., Ltd. (Foreign)...       275,500       459,225
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................       790,800       973,416
 *Jasmine International Public Co., Ltd. (Foreign).....     2,273,400     1,282,594
 Kang Yong Electric Public Co., Ltd. (Foreign).........        91,500       105,590
 *Laguna Resorts & Hotels Public, Ltd. Foreign.........       521,100       220,493
 *Land and House Public Co., Ltd. (Foreign)............       451,047       451,104
 *Lanna Lignite Public Co., Ltd. (Foreign).............       187,900       165,036
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        23,625         7,725
 *Modernform Group Public Co., Ltd. (Foreign)..........        46,000        14,156
 *Muramoto Electronic (Thailand) Public Co., Ltd.......       134,300       211,808
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........       838,600        70,967
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................     1,472,000       537,915
 *National Petrochemical Public Co., Ltd...............       403,600       406,239
 *National Petrochemical Public Co., Ltd. (Foreign)....       225,000       227,914
 *Nawarat Patanakarn Public Co., Ltd. (Foreign)........         6,400           821
 *Padaeng Industry Public Co., Ltd (Foreign)...........     1,600,800       389,988
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....       171,400       124,171
 *Quality Houses Public Co., Ltd. (Foreign)............     1,694,000       286,713
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................       331,600       386,916
 Saha Pathanapibul Public Co., Ltd.....................        18,000        19,387
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........        50,200        54,068
 *Saha-Union Public Co. Ltd. (Foreign).................     1,009,800       330,169
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................     3,075,300       591,479
 *Samart Corp. Public Co., Ltd. (Foreign)..............       455,200       300,587
 *Siam City Cement Public Co., Ltd. (Foreign)..........        43,535       206,538
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,546,333     1,655,580
 *Siam Food Products Public Co., Ltd. (Foreign)........       111,000       185,023
 *Siam Pulp & Paper Co., Ltd. (Foreign)................     1,050,300     2,289,407

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        21,200  $      6,252
 *Sri Trang Agro Industry Public Co., Ltd..............        61,000        34,806
 *Sri Trang Agro-Industry Public Co., Ltd. (Foreign)...        63,000        35,947
 *Srithai Superware Public Co., Ltd. (Foreign).........        21,000         9,963
 *TPI Polene Public Co., Ltd. (Foreign)................       644,162       251,916
 *Tanayong Public Co., Ltd. (Foreign)..................     2,234,800       573,098
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       258,000       114,130
 *Thai Farmers Bank Public Co., Ltd....................     1,840,000     2,477,238
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        58,000        18,220
 *Thai Military Bank Public Co., Ltd. (Foreign)........     6,428,000     2,142,939
 *Thai Packaging and Printing Public Co., Ltd.
   (Foreign)...........................................        29,500         3,783
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     1,621,700       738,175
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,000        72,881
 *Thai Rung Union Carbide Public Co., Ltd. (Foreign)...       320,700       402,982
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       882,000       231,837
 *Thai Wah Public Co., Ltd. (Foreign)..................        21,000         3,447
 *Tuntex (Thailand) Public Co., Ltd....................       157,800        47,548
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       502,000       151,263
 *Vinythai Public Co., Ltd. (Foreign)..................       747,300       196,431
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,164,327)...................................                  26,972,453
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Thailand Baht
   (Cost $1,165,923)...................................                   1,161,880
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banpu Public Co., Ltd. Rights 01/14/00...............        50,000        28,209
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   1999-2002...........................................     1,270,500             0
 *Siam Commercial Bank Public Co., Ltd. Warrants
   06/22/04............................................           333           111
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      28,320
                                                                       ------------
TOTAL -- THAILAND
  (Cost $23,330,250)...................................                  28,162,653
                                                                       ------------
ARGENTINA -- (7.6%)
COMMON STOCKS -- (7.6%)
 *Acindar Industria Argentina de Aceros SA Series B....       961,067     1,576,355
 *Alpargatas SA Industrial y Comercial.................       885,000        51,337
 *Astra Cia Argentina de Petroleos ....................     1,393,000     3,009,271
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................       128,971        87,067
 Banco de Galicia y Buenos Aires SA Series A...........       334,774     1,714,266
                                                               SHARES        VALUE+
                                                               ------        ------

 *Banco del Sud Sociedad Anonima Series B..............       210,563  $    534,900
 Bco del Suqu..........................................       268,992       624,143
 *Buenos Aires Embotelladora SA Series B...............           250         1,175
 *CIADEA ..............................................       552,917       663,587
 *Capex SA Series A....................................        92,194       479,471
 *Celulosa Argentina SA Series B.......................        21,687         4,859
 Central Costanera SA Series B.........................       221,000       501,735
 Central Puerto SA Series B............................       131,000       226,659
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................       444,615       422,439
 Dycasa Dragados y Construcciones Argentina SA
   Series B............................................        55,000        88,011
 *Garovaglio y Zorraquin ..............................        25,800        17,159
 *Indupa SA Industrial y Comercial.....................     1,034,322       904,115
 Irsa Inversiones y Representaciones ..................       469,135     1,501,427
 *Juan Minetti ........................................       286,573       759,517
 Ledesma ..............................................       410,539       266,474
 Metrogas SA Series B..................................       176,000       158,421
 *Molinos Rio de la Plata SA Series B..................       307,214       752,772
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        44,200        98,137
 *Sevel Argentina SA Series C..........................        40,979        25,574
 Siderar SAIC Series A.................................       192,181       809,187
 Siderca SA Series A...................................     3,100,532     6,170,861
 *Sociedad Comercial del Plata.........................     1,091,410       343,839
 *Sol Petroleo ........................................       173,000       103,813
 Telecom Argentina Stet-France SA Series B.............       476,600     2,788,473
 Telefonica de Argentina SA Series B...................     1,183,000     3,028,874
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $20,796,694)...................................                  27,713,918
                                                                       ------------
ISRAEL -- (7.3%)
COMMON STOCKS -- (7.3%)
 Ackerstein Industries, Ltd............................        41,800        54,857
 Africa-Israel Investments, Ltd........................         6,765       559,887
 Africa-Israel Investments, Ltd........................           150       124,143
 Agis Industries (1983), Ltd...........................        44,500       305,156
 *American Israeli Paper Mills, Ltd....................         5,100       301,491
 *Ashtrom Properties L.T.D.............................       171,400       121,184
 *Azorim Investment Development & Construction Co.,
   Ltd.................................................        32,400       351,659
 *Azorim Properties, Ltd...............................        52,000       121,731
 Bank Hapoalim B.M.....................................     1,345,300     3,550,158
 Bank Leumi Le-Israel..................................     1,918,650     3,534,253
 *Bank of Jerusalem....................................        71,150        44,585
 CLAL Electronics Industries, Ltd......................         3,910       662,919
 CLAL Industries, Ltd..................................       151,300     1,098,352
 Clal Israel, Ltd......................................        36,220     1,199,060
 *Dead Sea Periclase...................................        15,070        51,849
 Delek Israel..........................................         3,872       156,748
 Delta Galil Industries, Ltd...........................         7,800       134,827
 *Discount Mortgage Bank, Ltd..........................         1,500       117,759
 *Elbit Medical Imaging................................        22,033       174,535
 Elbit Systems, Ltd....................................        16,533       236,913
 Elbit, Ltd............................................        24,733       338,045
 Elco Industries (1975)................................         8,500        83,814
 Elite Industries, Ltd.................................        10,080       524,382
 Elron Electronic Industries, Ltd......................        20,066       509,617

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Feuchtwanger Industries...............................         1,700  $     37,385
 First International Bank of Israel....................        78,000       442,660
 First International Bank of Israel, Ltd...............       374,800       420,976
 Fms Enterprises Migun.................................         6,700        77,314
 *Formula Systems......................................         8,000       276,757
 *Granite Hacarmel Investments, Ltd....................       142,500       178,252
 *Hadar Insurance Co., Ltd.............................        40,755        99,455
 IDB Bankholding Corp., Ltd............................        39,600     1,215,442
 IDB Development Corp., Ltd. Series A..................        52,550     1,735,935
 Israel Chemicals, Ltd.................................     1,237,000     1,257,774
 Israel Corp. Series B.................................           800       463,469
 *Israel General Bank, Ltd.............................         4,400       124,333
 *Israel Land Development Co., Ltd.....................        25,000       214,000
 Israel Petrochemical Enterprises, Ltd.................        45,216       265,160
 *Kardan International, Ltd............................        38,052        79,631
 Koor Industries, Ltd..................................        15,805     1,565,932
 *M.A.Industries, Ltd..................................       227,355       395,682
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,515       322,776
 *Mul-t-lock, Ltd......................................        23,850        56,397
 *OCIF Investments and Development, Ltd................         2,580        79,249
 *Ormat Industries.....................................        79,500       168,626
 Osem Investment, Ltd..................................        61,856       372,981
 *Otzar Hashilton Hamekomi, Ltd........................           650        43,959
 *Polgat Industries, Ltd. Series B.....................        21,900       143,964
 Property and Building Corp., Ltd......................         4,261       410,082
 *Red Sea Hotels, Ltd..................................        21,300        97,208
 *Shekem, Ltd..........................................       345,765        81,761
 Super-Sol, Ltd. Series B..............................       191,937       576,404
 *Tambour..............................................        92,400       163,869
 Team Computer & Systems, Ltd..........................         2,800       103,287
 Tefahot Israel Mortgage Bank, Ltd.....................           400       280,446
 *Urdan Industries, Ltd................................        86,800       107,551
 Ytong Industries, Ltd.................................        47,300       103,794
 *Zur Shamir Insurance Co., Ltd........................        62,779        46,019
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,982,986)...................................                  26,366,454
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel (Cost $9)..............................                           9
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,982,995)...................................                  26,366,463
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $1)..............................                           1
                                                                       ------------
PHILIPPINES -- (6.7%)
COMMON STOCKS -- (6.7%)
 Aboitiz Equity Ventures, Inc..........................     5,782,000       298,971
 *Alaska Milk Corp.....................................     3,017,000       183,963
 Alsons Consolidated Resources, Inc....................    16,904,000       216,453
 *Anglo Philippine Holdings Corp.......................     1,470,000        38,005
 *Bacnotan Cement Corp.................................     1,442,000       182,887
 Bacnotan Consolidated Industries, Inc.................       823,770       313,936
 *Bankard, Inc.........................................       826,000        48,351
 *Belle Corp...........................................    27,251,000     1,329,315
 *C & P Homes, Inc.....................................    21,550,000       257,548
 *Cebu Holdings, Inc...................................     7,763,250       160,945
 *Cosmos Bottling Corp.................................     3,222,000       152,455
                                                               SHARES        VALUE+
                                                               ------        ------

 *DMCI Holdings, Inc...................................    17,373,000  $    525,426
 *Digital Telecommunications (Philippines), Inc........    11,370,000       360,512
 *EEI Corporation......................................     5,249,000        89,617
 Far East Bank and Trust Co. (Foreign).................       853,600     1,530,232
 *Fil-Estate Land, Inc.................................    13,422,000       317,544
 *Filinvest Land, Inc..................................    36,771,000     3,183,826
 *Guoco Holdings (Philippines), Inc....................    15,440,000       305,034
 *House of Investments, Inc............................       792,000        21,249
 *International Container Terminal Services, Inc.......     3,307,000       274,239
 *Kepphil Shipyard, Inc................................     9,725,165       211,107
 *Kuok Philippine Properties, Inc......................    21,570,000       184,134
 *Megaworld Properties & Holdings, Inc.................    24,280,000       829,072
 *Metro Pacific Corp...................................    51,330,000     1,402,183
 Metropolitan Bank & Trust Co..........................        63,459       456,595
 *Mondragon International Philippines, Inc.............     2,464,000        72,117
 *Negros Navigation Co., Inc...........................       955,000         7,221
 *PDCP Development Bank................................       409,000        54,866
 *Philippine National Bank.............................     1,103,000     3,658,726
 *Philippine National Construction Corp................       248,000        81,658
 *Philippine Realty & Holdings Corp....................    21,500,000       146,829
 *Philippine Savings Bank..............................     1,050,290       768,503
 *Pryce Properties Corp................................     2,080,000        71,024
 RFM Corp..............................................     2,574,000       251,122
 *Republic Glass Holding Corp..........................       780,000        12,651
 *Robinson's Land Corp. Series B.......................    12,074,000       809,840
 SM Development Corp...................................    20,296,400       460,381
 *Security Bank Corp...................................     1,923,000     1,594,681
 *Solid Group, Inc.....................................     6,084,000       178,068
 *Soriano (A.) Corp....................................     7,065,000       118,899
 *Southeast Asia Cement Holdings, Inc..................    41,125,880       441,350
 *Steniel Manufacturing Corp...........................       713,000        10,608
 Trans-Asia Oil & Energy...............................     1,140,000        28,361
 Union Bank of the Philippines.........................       387,100       316,289
 *Universal Rightfield Property Holdings, Inc..........    13,760,000        93,971
 Universal Robina Corp.................................    11,507,000     1,852,344
 *Urban Bank, Inc......................................        14,950        51,049
 *Vitarich Corp........................................       541,000         9,896
 *William, Gothong & Aboitiz, Inc......................     9,318,000       261,358
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $21,108,610)...................................                  24,225,411
                                                                       ------------
CHILE -- (4.8%)
COMMON STOCKS -- (3.7%)
 Banco de Credito e Inversiones SA Series A............        53,304       348,028
 Banmedica ............................................       347,000        70,005
 *Banvida .............................................       347,000        21,638
 CAP SA (Compania de Aceros del Pacifico)..............       100,000       174,232
 COPEC (Cia de Petroleos de Chile).....................       757,488     3,000,778
 CTI Cia Tecno Industrial .............................     4,900,000        87,171
 Cervecerias Unidas ...................................       143,000       795,974
 Chilectra Generacion .................................     3,119,986       698,099
 Chilectra ............................................       225,611       976,510
 Cia de Consumidores de Gas de Santiago ...............       103,000       345,695

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Compania de Sud Americana de Vapores .................       410,000  $    150,390
 Compania de Telecomunicaciones de Chile SA
   Series A............................................       200,000       913,342
 Compania de Telecomunicaciones de Chile SA
   Series B............................................       352,166     1,033,408
 Compania Manufacturera de Papeles y Cartones .........       117,150     1,106,506
 Empresa Nacional de Electricidad .....................     2,009,503       888,198
 *Empresa Nacional de Telecomunicaciones ..............        49,000       224,667
 Enersis ..............................................     1,921,364       866,860
 Forestal Terranova ...................................       147,795        88,094
 *Industrias Forestales Inforsa .......................     1,057,365       123,141
 Invercap .............................................       100,000        45,300
 Laboratorio Chile ....................................       271,069       233,659
 Madeco Manufacturera de Cobre ........................       231,227       222,639
 Maderas y Sinteticos .................................       420,205       165,693
 Minera Mantos Blancos ................................       102,255       150,030
 Sociedad Industrial Pizarreno ........................        63,000        49,684
 Sociedad Quimica y Minera de Chile SA Series A........        43,364       124,067
 Sociedad Quimica y Minera de Chile SA Series B........        77,090       219,146
 Vina de Concha y Toro ................................       350,000       263,503
 *Vina Sta Carolina SA Series A........................       163,489        40,479
 *Vina Sta Carolina SA Series B........................        41,411        10,253
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,181,857)...................................                  13,437,189
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.1%)
 *Chilean Pesos (Cost $4,593,546)......................                   4,148,415
                                                                       ------------
TOTAL -- CHILE
  (Cost $16,775,403)...................................                  17,585,604
                                                                       ------------
PORTUGAL -- (3.1%)
COMMON STOCKS -- (3.1%)
 Banco Pinto & Sotto Mayor ............................        11,051       237,008
 Cel-Cat Fabrica Nacional de Condutores Electricos ....         4,950        26,416
 *Companhia de Seguros Mundial Confianca ..............        24,000     1,262,636
 Companhia de Seguros Tranquilidade ...................        10,800       276,209
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais ............................................        37,100       350,768
 Dom Pedro Investimentos Turisticos ...................         1,800        17,544
 EFACEC (Empresa Fabril de Maquinas Electricas)........         5,518        32,669
 Engil Sociedade Gestora de Participacoes Sociais .....        16,452       155,383
 Fabrica de Vidros Barbosa & Almeida ..................         6,000        96,057
 Investimentos Participacoes e Gestao SA Inapa.........        37,000       296,921
 Mague-Gestao e Participacoes .........................        11,800       355,606
 Portucel Industrial Empresa Produtora de Celulose ....        39,500       265,280
                                                               SHARES        VALUE+
                                                               ------        ------

 Portugal Telecom .....................................       170,660  $  1,641,028
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte .........................................        15,868       270,016
 Sociedade de Investimento e Gestao SGPS ..............        24,000       417,818
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais ............................................       119,553     4,461,148
 Uniceruniao Cervejeira ...............................        50,600       942,547
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,768,307)....................................                  11,105,054
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $5,768,307)....................................                  11,105,054
                                                                       ------------
INDONESIA -- (1.9%)
COMMON STOCKS -- (1.9%)
 *PT Astra International Tbk...........................     2,188,800     1,003,075
 *PT Berlian Laju Tanker Tbk...........................       431,600        59,042
 *PT Branta Mulia Tbk..................................       126,000        24,993
 *PT Charoen Pokphand Tbk..............................       210,000        59,610
 *PT Dankos Laboratories...............................       472,500        54,942
 *PT Gajah Tunggal Tbk.................................     1,488,000       157,756
 *PT Gt Kabel Indonesia Tbk............................       360,000        14,774
 *PT Hanjaya Mandala Sampoerna Tbk.....................       910,000     2,078,932
 *PT Hero Supermarket Tbk..............................       220,000        58,687
 *PT Indah Kiat Pulp & Paper Corp......................     4,815,196     1,712,655
 *PT Indocement Tunggal Prakarsa.......................       166,000        64,152
 *PT Indofood Sukses Makmur............................        42,330        46,470
 *PT Indorama Synthetics Tbk...........................       535,320       102,524
 *PT Jakarta International Hotel and Development Tbk...     1,590,000       119,631
 *PT Kalbe Farma Tbk...................................     2,048,000       238,140
 *PT Lippo Land Development Tbk........................       386,400        29,073
 *PT Mayorah Indah.....................................       577,572        59,258
 *PT Modern Photo Tbk..................................       250,000        76,949
 *PT Pakuwon Jati Tbk..................................       396,000        20,315
 *PT Panasia Indosyntec Tbk............................       403,200        37,231
 *PT Polysindo Eka Perkasa Tbk.........................     2,064,000        98,824
 *PT Sari Husada Tbk...................................        36,480        15,969
 *PT Semen Cibinong Tbk................................       743,400        35,594
 PT Semen Gresik.......................................       457,591       682,317
 *PT Summarecon Agung..................................       258,587        13,265
 PT Surya Toto Indonesia...............................        46,400        30,151
 PT Tigaraksa Satria Tbk...............................        68,400        37,428
 *PT Unggul Indah Corp. Tbk............................       342,337        88,980
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $11,788,643)...................................                   7,020,737
                                                                       ------------
HONG KONG -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Shangri-La Asia, Ltd.
   (Cost $146,307).....................................       177,672       208,180
                                                                       ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 5.35%,
   12/01/99 (Collateralized by U.S. Treasury Notes
   11.875%, 11/15/03, valued at $7,482,544) to be
   repurchased at $7,331,089.
   (Cost $7,330,000)...................................    $  7,330    $  7,330,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $243,707,293)++................................                $363,168,814
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $248,068,347.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1999

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost of $243,707)++...................         $363,169
Cash........................................................              290
Receivable for Dividends and Interest.......................              190
Receivable for Investment Securities Sold...................              282
Other Assets................................................                5
                                                                     --------
    Total Assets............................................          363,936
                                                                     --------
LIABILITIES:
Payable for Investment Securities Purchased.................            2,774
Deferred Chilean Repatriation Tax...........................              522
Accrued Expenses............................................              210
                                                                     --------
    Total Liabilities.......................................            3,506
                                                                     --------
NET ASSETS applicable to 17,259,804 shares outstanding $.01
  par value shares (authorized 200,000,000 shares)..........         $360,430
                                                                     ========
NET ASSET VALUE.............................................         $  20.88
                                                                     ========
PUBLIC OFFERING PRICE PER SHARE.............................         $  20.98
                                                                     ========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................         $227,422
Accumulated Net Investment Loss.............................           (1,401)
Undistributed Net Realized Gain.............................           15,383
Accumulated Net Realized Foreign Exchange Loss..............             (556)
Unrealized Net Foreign Exchange Gain........................              120
Unrealized Appreciation of Investment Securities and Foreign
  Currency..................................................          119,462
                                                                     --------
    Total Net Assets........................................         $360,430
                                                                     ========

--------------

++ The cost for federal income tax purposes is $248,068.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1999

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $732).......         $  5,277
    Interest................................................              528
                                                                     --------
        Total Investment Income.............................            5,805
                                                                     --------

EXPENSES
    Investment Advisory Services............................              286
    Accounting & Transfer Agent Fees........................              340
    Custodian's Fees........................................              692
    Legal Fees..............................................               42
    Audit Fees..............................................               15
    Directors' Fees and Expenses............................               42
    Shareholder Reports.....................................               37
    Other...................................................               42
                                                                     --------
        Total Expenses......................................            1,496
                                                                     --------
    NET INVESTMENT INCOME...................................            4,309
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY

Net Realized Gain on Investment Securities..................           17,622

Net Realized Loss on Foreign Currency Transactions..........             (556)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          126,134
    Translation of Foreign Currency Denominated Amounts.....              112
                                                                     --------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          143,312
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $147,621
                                                                     ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        1999            1998
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $  4,309        $  3,791
    Net Realized Gain on Investment Securities..............            17,622          30,379
    Net Realized Loss on Foreign Currency Transactions......              (556)           (995)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........           126,134         (41,320)
        Deferred Chilean Repatriation Tax...................                --             205
        Translation of Foreign Currency Denominated
          Amounts...........................................               112             (15)
                                                                      --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           147,621          (7,955)
                                                                      --------        --------
Distributions From:
    Net Investment Income...................................            (4,086)         (7,577)
    Net Realized Gain.......................................           (32,605)           (204)
                                                                      --------        --------
        Total Distributions.................................           (36,691)         (7,781)
                                                                      --------        --------
Capital Share Transactions (1):
    Capital Shares Issued...................................            22,060           9,768
    Shares Issued in Lieu of Cash Distributions.............            36,691           7,781
    Capital Shares Redeemed.................................            (4,714)           (155)
                                                                      --------        --------
        Net Increase from Capital Share Transactions........            54,037          17,394
                                                                      --------        --------
        Total Increase......................................           164,967           1,658
NET ASSETS
    Beginning of Period.....................................           195,463         193,805
                                                                      --------        --------
    End of Period...........................................          $360,430        $195,463
                                                                      ========        ========

(1) SHARE AMOUNTS:
    Shares Issued...........................................             1,428             747
    Shares Issued in Lieu of Cash Distributions.............             2,833             510
    Shares Redeemed.........................................              (258)            (12)
                                                                      --------        --------
                                                                         4,003           1,245
                                                                      ========        ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR      YEAR      YEAR      YEAR      YEAR
                                           ENDED     ENDED     ENDED     ENDED     ENDED
                                          NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                            1999      1998      1997      1996      1995
                                          --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period....  $  14.74  $  16.13  $  15.86  $  14.77  $  17.10
                                          --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.22      0.31      0.33      0.26      0.28
  Net Gain (Loss) on Securities
    (Realized and Unrealized)...........      8.62     (1.06)     0.01      1.36     (2.29)
                                          --------  --------  --------  --------  --------
  Total from Investment Operations......      8.84     (0.75)     0.34      1.62     (2.01)
                                          --------  --------  --------  --------  --------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.25)    (0.62)    (0.05)    (0.28)    (0.29)
  Net Realized Gain.....................     (2.45)    (0.02)    (0.02)    (0.25)    (0.03)
                                          --------  --------  --------  --------  --------
  Total Distributions...................     (2.70)    (0.64)    (0.07)    (0.53)    (0.32)
                                          --------  --------  --------  --------  --------
Net Asset Value, End of Period..........  $  20.88  $  14.74  $  16.13  $  15.86  $  14.77
                                          ========  ========  ========  ========  ========
Total Investment Return (a).............     71.69%    (4.80)%     2.12%    12.41%   (11.73)%

Net Assets, End of Period (thousands)...  $360,430  $195,463  $193,805  $174,469  $157,054
Ratio of Expenses to Average Net
  Assets................................      0.52%     0.64%     0.62%     0.59%     0.58%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses).............................      0.52%     0.64%     1.02%     0.99%     0.98%
Ratio of Net Investment Income to
  Average Net Assets....................      1.51%     2.08%     1.87%     1.64%     2.10%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........      1.51%     2.08%     1.47%     1.24%     1.70%
Portfolio Turnover Rate.................     17.92%    34.84%     0.49%     0.29%     5.73%

--------------

(a) Based on per share net asset value. Prior to November 21, 1997, per share market price was not readily determinable since fund shares were currently only sold at a public offering price.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

    Effective December 8, 1998, The Dimensional Emerging Markets Fund changed its name to the Dimensional Emerging Markets Value Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The component of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned, and accrues for taxes on capital gains throughout the holding period of the underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index
(CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 1999, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1999, the Fund made the following purchases and sales of investment securities other than U.S. Government securities and temporary cash investments (amounts in thousands):

Purchases...............................................         $63,924
Sales...................................................          49,380

E. INVESTMENT TRANSACTIONS:

    At November 30, 1999, gross unrealized appreciation and depreciation for Federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         $151,238
Gross Unrealized Depreciation..........................          (36,138)
                                                                --------
    Net................................................         $115,100
                                                                ========

F. LINE OF CREDIT

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Fund during the year ended November 30, 1999.

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
G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

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
                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (hereafter referred to as the "Fund"), at November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 14, 2000

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